Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP [Text Block]
The following is a summary of the adjustment to net income for the years ended December 31, 2017 and 2016 and to partners' equity as of December 31, 2016 and 2015 that would be required if U.S. GAAP had been applied instead of IFRS in the consolidated financial statements:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Loss under U.S. GAAP	(118,127)	(1,191,319)	(252,159)
Items increasing (decreasing) reported net profit:
Impairment loss, note 23(a) and 10(b)	-	(889,499)	-
Reversal of depreciation of assets impaired under IFRS, note 23(a)	294,454	101,855	125,943
Reversal of depreciation of assets impaired under USGAAP, note 23(a)	(237,906)	-	-
Elimination of impairment loss recorded under U.S. GAAP, note 23(a)	-	933,200	-
Elimination of the valuation allowance of the deferred workers’ profit participation, note 23(b)	-	-	41,909
Stripping activity asset, note 23(c)	(6,360)	22,156	18,868
Reclamation and mine closure, note 23(d)	(90,079)	22,278	12,049
Asset retirement costs	(35,911)	(6,210)	(6,041)
Inventories, note 23(e)	17,169	(36,076)	(20,903)
Deferred workers' profit participation, note 23(b)	-	-	(2,790)
Valuation allowance of deferred income tax, note 23(f)	-	-	(321,622)
Deferred income tax of reconciliation items, note 23(f)	-	-	(43,441)
Recognition of account receivable to tax authority	2,405	-	-
Others	(1,100)	(137)	(2,008)
Loss under IFRS	(175,454)	(1,043,752)	(450,195)

	2017	2016
	US$(000)	US$(000)

Partners' equity under U.S. GAAP	1,759,039	1,928,321
Items increasing (decreasing) reported Partners' equity:
Impairment loss, note 23(a)	(2,469,188)	(2,469,188)
Elimination of impairment loss recorded under U.S. GAAP, note 23(a)	933,200	933,200
Reversal of depreciation of assets impaired under U.S. GAAP note 23(a)	(237,906)	-
Reversal of depreciation of assets impaired under IFRS, note 23(a)	674,260	379,806
Stripping activity asset, note 23(c)	34,709	41,069
Asset retirement cost	116,458	152,369
Reclamation and mine closure, note 23(d)	(135,004)	(44,925)
Inventories, note 23(e)	(13,120)	(30,289)
Others	(3,333)	(4,639)
Partners' equity under IFRS	659,115	885,724